Leases - Schedule of Maturity Analysis Related to Operating and Finance Leases ASC 840 (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2022		$ 3,484
2023		4,865
2024		4,970
2025		4,928
2026		4,896
Thereafter		5,167
Total lease payments		28,310
Total lease liabilities	$ 16,474	28,310
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2022		21
2023		21
2024		11
2025		8
2026		7
Total lease payments		68
Less interest on finance leases		15
Total		$ 53